Basis of preparation (Details)	12 Months Ended
Dec. 31, 2018
Basis of Preparation (Textual)
Voting rights, description	The Company has between 20% and 50% of the voting rights but can also arise where the Company has less than 20% if influence is exerted over policy decisions that affect the entity.
Minimum [Member]
Basis of Preparation (Textual)
Percentage of voting rights	20.00%
Maximum [Member]
Basis of Preparation (Textual)
Percentage of voting rights	50.00%